Stockholders' Equity (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Common stock authorized for repurchase	$ 500,000,000
Convertible debenture stated rate (in hundredths)			1.50%
Common stock reserved for future issuance under employee benefit plans (in shares)	11,149,841
Shares of preferred stock authorized to issue (in shares)	10,000,000	10,000,000
Par value of authorized preferred stock (in dollars per share)	$ 0.01	$ 0.01
Capital in excess of par value plus the retained earnings	$ 5,400,000,000
Class of Stock [Line Items]
Balance (in shares)	243,913,830	244,657,714	216,892,753
Purchase of treasury stock (in shares)	(49,000)	(3,176,705)	(935,178)
Stock issued related to NATCO acquisition (in shares)	0	0	23,875,031
Stock issued under stock option and other employee benefit plans (in shares)	1,667,245	2,432,821	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures (in shares)	0	0	3,156,891
Balance (in shares)	245,532,075	243,913,830	244,657,714
Common Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	263,111,472	263,111,472	236,316,873
Purchase of treasury stock (in shares)	0	0	0
Stock issued related to NATCO acquisition (in shares)	0	0	23,637,708
Stock issued under stock option and other employee benefit plans (in shares)	0	0	0
Stock issued upon conversion of the 1.5% Convertible Debentures (in shares)	0	0	3,156,891
Balance (in shares)	263,111,472	263,111,472	263,111,472
Treasury Stock [Member]
Class of Stock [Line Items]
Balance (in shares)	(19,197,642)	(18,453,758)	(19,424,120)
Purchase of treasury stock (in shares)	(49,000)	(3,176,705)	(935,178)
Stock issued related to NATCO acquisition (in shares)	0	0	237,323
Stock issued under stock option and other employee benefit plans (in shares)	1,667,245	2,432,821	1,668,217
Stock issued upon conversion of the 1.5% Convertible Debentures (in shares)	0	0	0
Balance (in shares)	(17,579,397)	(19,197,642)	(18,453,758)